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                                   WESTCORE TRUST
                                   370 17th Street
                                      Suite 3100
                                   Denver, CO 80202

                                   October  3, 1997

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Westcore Trust
          (1933 Act Registration No. 2-75677)
          (1940 Act Registration No. 811-3373)
          ------------------------------------

Ladies and Gentlemen:

          On behalf of Westcore Trust (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that
(i) the prospectuses and statement of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from those prospectuses and statements of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 46"), which was filed on September 26, 1997; and (ii) the text of Post-Effective Amendment No. 46 has been filed electronically:

     1) The Prospectus dated October 1, 1997 for the MIDCO Growth Fund, Blue Chip Fund, Growth and Income Fund, Small-Cap Opportunity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, and Colorado Tax-Exempt Fund;

     2) The Stand-alone Prospectus dated October 1, 1997 for the MIDCO Growth Fund; and

     3)  The Statement of Additional Information dated



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Securities and Exchange Commission
October  3, 1997
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         October 1, 1997 for the MIDCO Growth Fund, Blue Chip Fund, Growth and
         Income Fund, Small-Cap Opportunity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, and Colorado Tax-Exempt Fund;

If you have any questions or comments regarding this filing, do not hesitate to contact Carrie B. Zehfuss, Esq. at (215) 988-2498.

                                               Very truly yours,

                                               Westcore Trust

                                               By: /s/ Jasper R. Frontz
                                                  ----------------------------
                                                  Jasper R. Frontz
                                                  Treasurer